COMMITMENTS AND CONTINGENCIES (Details Narrative)				1 Months Ended
	Oct. 31, 2024 USD ($) ft²	Jul. 01, 2024	Dec. 31, 2022 USD ($) ft²	Feb. 28, 2025 USD ($)	Oct. 31, 2024 USD ($) ft²	Oct. 31, 2021 USD ($) ft²	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 ft²	Jan. 01, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease area | ft²	46,481		8,000		46,481	18,000				8,000
Variable Lease, Payment						$ 15,549
Monthly rent			$ 14,805
Right of use asset for operating leases							$ 4,255,722	$ 4,840,753	$ 597,143		$ 597,143
Operating lease liability							4,491,551	5,016,408			434,153
Operating lease liability current											$ 162,990
Commitments and contingencies description		On July 1, 2024, we entered into a lease agreement for 48,481 square feet of office space at a base monthly rent of $ 50,354.42 with an annual increase of 3%, that has a term of 10.5 years.
Lease cost	$ 27,700
Rent expense					$ 50,354	$ 25,832
Termination fee				$ 14,912
Operating Lease, Liability, Current							283,650	649,989	434,152
Operating Lease, Liability, Noncurrent							$ 4,207,901	$ 4,366,419	$ 162,991